INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
11. INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	As of December 31,
	2016	2017
	RMB	RMB
Gross carrying amount
Trade names	48,908	48,908
Brand	-	5,920
Student populations	38,380	39,818
Software	91,254	33,770
Customer relationships	5,270	5,270
Cooperative agreements	5,230	5,230
Favorable leases	63,237	63,237
Non-compete agreements	833	833
	253,112	202,986
Less: Accumulated amortization
Trade names	-	-
Brand	-	-
Student populations	(36,964)	(37,580)
Software	(89,138)	(32,712)
Customer relationships	(5,270)	(5,270)
Cooperative agreements	(3,046)	(3,554)
Favorable leases	(23,153)	(26,268)
Non-compete agreements	(833)	(833)
	(158,404)	(106,217)
Intangible assets, net
Trade names	48,908	48,908
Brand	-	5,920
Student populations	1,416	2,238
Software	2,116	1,058
Customer relationships	-	-
Cooperative agreements	2,184	1,676
Favorable leases	40,084	36,969
Non-compete agreements	-	-
	94,708	96,769

The Group recorded impairment loss of trade names in RMB 9,639 and RMB 2,655 in the year of 2015 and 2016 respectively. For the year ended December 31, 2017, the Group performed impairment test on the trade name and other finite lived intangible assets. No impairment loss incurred thereof.

Amortization expenses for intangible assets of continuing operations amounted to RMB 10,707, RMB 6,786 and RMB 4,782 for the years ended December 31, 2015, 2016 and 2017, respectively, of which RMB 3,061, RMB 2,466 and RMB 1,393 are included in cost of sales and the remaining is included in general and administrative expenses. Based on the current amount of intangible assets subject to amortization, the estimated amortization expenses for each of the future annual periods is as follows:

Amount
RMB

2018	4,606
2019	4,520
2020	4,436
2021	3,491
2022	3,292
Thereafter	21,596
Total	41,941